Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Yatsen Holding Limited
Entity Central Index Key	0001819580
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-39703
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Floor 39, Poly Development Plaza
Entity Address, Address Line Two	No. 832 Yue Jiang Zhong Road, Haizhu District
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	510335
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shenzhen, the People’s Republic of China
Auditor Opinion

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheets of Yatsen Holding Limited and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of operations, of comprehensive income (loss), of changes in shareholders’ equity (deficit) and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company's internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.

Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Floor 39, Poly Development Plaza
Entity Address, Address Line Two	No. 832 Yue Jiang Zhong Road, Haizhu District
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	510335
Contact Personnel Name	Donghao Yang
City Area Code	+86
Local Phone Number	20-8730 7310
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,234,627,468
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	600,572,880
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing twenty Class A ordinary shares, par value US$0.00001 per share
Trading Symbol	YSG
Security Exchange Name	NYSE
Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,835,200,348